Notes to the interim condensed consolidated statement of financial position - Long-term Derivatives (Details)								6 Months Ended	12 Months Ended
	May 07, 2025 € / shares shares	May 02, 2025 € / shares shares	Dec. 11, 2024 EUR (€) € / shares shares	Apr. 01, 2024 € / shares shares	Jan. 04, 2024 EUR (€) € / shares shares	Nov. 28, 2022 EUR (€) D € / shares shares	Jul. 01, 2022 € / shares shares	Jun. 30, 2025 EUR (€) D € / shares shares	Dec. 31, 2024 EUR (€) € / shares shares	Oct. 14, 2024 EUR (€)	Dec. 31, 2023 shares
Disclosure of detailed information about borrowings [line items]
Nominal value								€ 0.01
Maximum | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Structured Financing amount | €										€ 116,000,000
T2 New Share | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Volatility			59.30%						58.30%
Nominal value	€ 0.01
Price per share	€ 1.35
T2 New Share | If five day volume weighted average price more than €1.35 | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Call option strike price			€ 1.35
Call option, conversion ratio			1
EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Number of BSA outstanding | shares						2,266,023		2,266,023	2,266,023
Stock price						€ 4.13		€ 2.62	€ 2.18
Maturity (years)						12 years		9 years 4 months 24 days	9 years 10 months 24 days
Volatility						68.00%		55.30%	58.30%
Cap of the put option (k€) | €						€ 25,000		€ 25,000	€ 25,000
Fair Value (k€) | €						€ 9,469,000		€ 20,899,000	€ 11,987,000
Unit Fair value (€) | €						4.18		9.22	5.29
Number of shares per instrument | shares						1		3.72	2.7
EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Number of BSA outstanding | shares					3,144,654			3,144,654	3,144,654
Stock price					€ 4.12			€ 2.62	€ 2.18
Maturity (years)					12 years			10 years 6 months	11 years
Volatility					62.00%			55.30%	58.30%
Cap of the put option (k€) | €					€ 25,000			€ 25,000	€ 25,000
Fair Value (k€) | €					€ 11,809,000			€ 21,352,000	€ 12,328,000
Unit Fair value (€) | €					3.76			6.79	3.92
Number of shares per instrument | shares					1			2.94	2.13
T2 BSA Prefunded Warrants
Disclosure of detailed information about borrowings [line items]
Price per share		€ 1.35
Subscription price per warrant		€ 1.34
T2 BSA Prefunded Warrants | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Maturity term of warrants			3 months 15 days						3 months
Number of warrants issued | shares	43,437,036	43,437,036						43,437,036
Stock price	€ 3.19		€ 2.37						€ 2.18
Volatility			59.30%						58.30%
Unit Fair value (€)	3.18		1.05						0.86
Nominal value	€ 0.01
Aggregate gross proceed | €			€ 58,639,998.6
Price per share	1.35
Subscription price per warrant	€ 1.34
Number of shares per instrument | shares	1	1	1						1
T2 BSA Prefunded Warrants | Maximum | Tranche II, 2024 Financing arrangement in three tranches
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant			€ 1.35
BSA 2022 | EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant						€ 0.01
Number of warrants issued | shares						2,266,023
Warrants, exercise price						€ 4.02
BSA 2024 [Member] | EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant				€ 0.01
Number of warrants issued | shares				3,144,654
Warrants, exercise price				€ 3.95
Warrant agreement with the European Investment Bank
Disclosure of detailed information about borrowings [line items]
Maturity term of warrants							12 years
Warrant agreement with the European Investment Bank | EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant									€ 4.02
Number of shares per instrument | shares											1.2
Warrant agreement with the European Investment Bank | EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant									€ 3.95
Number of shares per instrument | shares									2.13
Warrant agreement with the European Investment Bank | Derivatives
Disclosure of detailed information about borrowings [line items]
Subscription price per warrant							€ 0.01
Threshold trading days of warrants | D						90		90
Number of shares per instrument | shares							1
Warrant agreement with the European Investment Bank | Derivatives | EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant						€ 4.02
Number of warrants issued | shares						2,266,023
Maximum potential gross proceeds from exercise of warrants | €						€ 9,100,000
Transaction costs on issue of warrants | €						€ 56,000,000
Warrant agreement with the European Investment Bank | Derivatives | EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Exercise price of warrant					€ 3.95
Number of warrants issued | shares					3,144,654
Maximum potential gross proceeds from exercise of warrants | €					€ 12,400,000
Transaction costs on issue of warrants | €					€ 89,000,000
Volatility | Warrant agreement with the European Investment Bank | Finance contract with EIB
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase (decrease) in risk assumption								1.00%
Impact of a 5% change | €								€ 300,000
Number of shares callable per warrant | Warrant agreement with the European Investment Bank | EIB Tranche A 2022
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase (decrease) in risk assumption								15.00%
Impact of a 5% change | €								€ 3,500,000
Number of shares callable per warrant | Warrant agreement with the European Investment Bank | EIB Tranche B 2024
Disclosure of detailed information about borrowings [line items]
Percentage of reasonably possible increase (decrease) in risk assumption								15.00%
Impact of a 5% change | €								€ 3,400,000